Commitments (Details)	9 Months Ended
	Mar. 31, 2024 USD ($) Miners	Jun. 30, 2023 USD ($)
Committed Amounts Payable [Abstract]
Commitments	$ 65,856,000	$ 7,481,000
Purchase price of Bitmain T21 miners per Terahash	14
Miner purchase option with Bitmain [Member] | Mining assets [member]
Committed Amounts Payable [Abstract]
Additional Bitmain miners purchased | Miners	48,000
Increase in Hashrate operating capacity of Bitmain T21 miners	9.1
Purchase price of Bitmain T21 miners per Terahash	14
Proceeds from options exercised	$ 127,680,000
Amounts Payable Within 12 Months of Balance Date [Member]
Committed Amounts Payable [Abstract]
Commitments	65,856,000	7,481,000
Amounts Payable After 12 Months of Balance Date [Member]
Committed Amounts Payable [Abstract]
Commitments	$ 0	$ 0